Loans and Allowance for Credit Losses	6 Months Ended
Apr. 30, 2024
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Loans and Allowance for Credit Losses
Note 3: Loans and Allowance for Credit Losses
Credit Risk Exposure
The following table sets out our credit risk exposure for all loans carried at amortized cost, FVOCI or FVTPL as at April 30, 2024 and October 31, 2023. Stage 1 represents performing loans carried with up to a
12-month
ECL, Stage 2 represents performing loans carried with a lifetime ECL, and Stage 3 represents loans with a lifetime ECL that are credit impaired.

(Canadian $ in millions)	April 30, 2024				October 31, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Loans: Residential mortgages
Exceptionally low	$8	$-	$-	$8	$2	$-	$-	$2
Very low	70,139	17,016	-	87,155	85,423	171	-	85,594
Low	41,976	21,151	-	63,127	51,366	10,820	-	62,186
Medium	6,095	5,528	-	11,623	5,289	5,434	-	10,723
High	229	2,360	-	2,589	282	2,015	-	2,297
Not rated (2)	14,318	1,093	-	15,411	15,906	118	-	16,024
Impaired	-	-	548	548	-	-	424	424
Gross residential mortgages	132,765	47,148	548	180,461	158,268	18,558	424	177,250
ACL	47	208	5	260	73	146	5	224
Carrying amount	132,718	46,940	543	180,201	158,195	18,412	419	177,026
Loans: Consumer instalment and other personal
Exceptionally low	7,753	879	-	8,632	1,547	4	-	1,551
Very low	18,111	3,204	-	21,315	37,924	180	-	38,104
Low	24,013	6,954	-	30,967	21,406	1,052	-	22,458
Medium	7,717	5,713	-	13,430	7,971	5,686	-	13,657
High	757	1,864	-	2,621	759	2,127	-	2,886
Not rated (2)	14,447	321	-	14,768	24,426	411	-	24,837
Impaired	-	-	574	574	-	-	549	549
Gross consumer instalment and other personal	72,798	18,935	574	92,307	94,033	9,460	549	104,042
ACL	155	375	163	693	208	415	152	775
Carrying amount	72,643	18,560	411	91,614	93,825	9,045	397	103,267
Loans: Credit cards (3)
Exceptionally low	1,625	-	-	1,625	1,605	-	-	1,605
Very low	1,974	1	-	1,975	1,946	1	-	1,947
Low	1,948	53	-	2,001	1,884	70	-	1,954
Medium	4,425	810	-	5,235	3,860	890	-	4,750
High	717	830	-	1,547	533	763	-	1,296
Not rated (2)	515	146	-	661	651	91	-	742
Impaired	-	-	-	-	-	-	-	-
Gross credit cards	11,204	1,840	-	13,044	10,479	1,815	-	12,294
ACL	142	342	-	484	134	267	-	401
Carrying amount	11,062	1,498	-	12,560	10,345	1,548	-	11,893
Loans: Business and government (4)
Acceptable
Investment grade	195,514	4,110	-	199,624	202,731	3,886	-	206,617
Sub-investment grade	142,025	16,075	-	158,100	126,535	26,260	-	152,795
Watchlist	288	16,696	-	16,984	1,078	11,520	-	12,598
Impaired	-	-	4,138	4,138	-	-	2,987	2,987
Gross business and government	337,827	36,881	4,138	378,846	330,344	41,666	2,987	374,997
ACL	741	1,193	643	2,577	849	1,031	527	2,407
Carrying amount	337,086	35,688	3,495	376,269	329,495	40,635	2,460	372,590
Total gross loans and acceptances	554,594	104,804	5,260	664,658	593,124	71,499	3,960	668,583
Total net loans and acceptances	553,509	102,686	4,449	660,644	591,860	69,640	3,276	664,776
Commitments and financial guarantee contracts
Acceptable
Investment grade	191,489	878	-	192,367	195,149	1,721	-	196,870
Sub-investment grade	61,855	7,029	-	68,884	54,148	14,158	-	68,306
Watchlist	-	6,717	-	6,717	254	4,137	-	4,391
Impaired	-	-	633	633	-	-	687	687
Gross commitments and financial guarantee contracts	253,344	14,624	633	268,601	249,551	20,016	687	270,254
ACL	219	221	24	464	260	189	11	460
Carrying amount (5) (6)	$253,125	$14,403	$609	$268,137	$249,291	$19,827	$676	$269,794

(1)	Includes purchased credit impaired (PCI) loan balances.
(2)
Includes purchased portfolios and certain cases where an internal risk rating is not assigned. Alternative credit risk assessments, rating methodologies, policies and tools are used to manage credit risk for these portfolios.

(3)	Credit card loans are immediately written off when principal or interest payments are 180 days past due, and as a result are not reported as impaired in Stage 3.
(4)	Includes customers’ liability under acceptances.
(5)
Represents total contractual amounts of undrawn credit facilities and other off-balance
sheet exposures, excluding personal lines of credit and credit cards that are unconditionally cancellable at our discretion.

(6)	Certain commercial borrower commitments are conditional and may include recourse to counterparties.
 Certain comparative figures have been reclassified for changes in accounting policy (Note 1).
Allowance for Credit Losses
The ACL recorded in our Consolidated Balance Sheet is maintained at a level we consider adequate to absorb credit-related losses on our loans and other credit instruments. The ACL amounted to $4,478 million as at April 30, 2024 ($4,267 million as at October 31, 2023) of which $4,014 million ($3,807 million as at October 31, 2023) was recorded in loans and $464 million ($460 million as at October 31, 2023) was recorded in other liabilities in our Consolidated Balance Sheet.
Significant changes in gross balances, including originations, maturities, sales, write-offs and repayments in the normal course of operations, impact the ACL.

The following tables show the continuity in the loss allowance by product type for the three and six months ended April 30, 2024 and April 30, 2023. Transfers represent the amount of ECL that moved between stages during the period, for example, moving from a
12-month
(Stage 1) to lifetime (Stage 2) ECL measurement basis. Net remeasurements represent the ECL impact due to transfers between stages, as well as changes in economic forecasts and credit quality. Model changes include new calculation models or methodologies.

(Canadian $ in millions)
For the three months ended	April 30, 2024				April 30, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	$66	$187	$12	$265	$50	$96	$13	$159
Transfer to Stage 1	30	(29)	(1)	-	15	(15)	-	-
Transfer to Stage 2	(20)	23	(3)	-	(2)	5	(3)	-
Transfer to Stage 3	-	(8)	8	-	(1)	(4)	5	-
Net remeasurement of loss allowance	(30)	37	8	15	(25)	4	(2)	(23)
Loan originations	2	-	-	2	6	-	-	6
Loan purchases	-	-	-	-	31	-	-	31
Derecognitions and maturities	(1)	(2)	-	(3)	(1)	(1)	-	(2)
Model changes	-	-	-	-	5	46	-	51
Total PCL (2)	(19)	21	12	14	28	35	-	63
Write-offs (3)	-	-	(1)	(1)	-	-	(2)	(2)
Recoveries of previous write-offs	-	-	1	1	-	-	2	2
Foreign exchange and other	-	1	(11)	(10)	(1)	2	(5)	(4)
Balance as at end of period	$47	$209	$13	$269	$77	$133	$8	$218
Loans: Consumer instalment and other personal
Balance as at beginning of period	$144	$436	$171	$751	$111	$316	$112	$539
Transfer to Stage 1	112	(108)	(4)	-	67	(64)	(3)	-
Transfer to Stage 2	(10)	20	(10)	-	(14)	25	(11)	-
Transfer to Stage 3	(2)	(36)	38	-	(12)	(22)	34	-
Net remeasurement of loss allowance	(86)	86	45	45	(69)	125	73	129
Loan originations	9	-	-	9	15	1	-	16
Loan purchases	-	-	-	-	179	-	-	179
Derecognitions and maturities	(3)	(8)	-	(11)	(10)	(7)	-	(17)
Model changes	-	-	-	-	(10)	(11)	-	(21)
Total PCL (2)	20	(46)	69	43	146	47	93	286
Write-offs (3)	-	-	(156)	(156)	-	-	(82)	(82)
Recoveries of previous write-offs	-	-	98	98	-	-	14	14
Foreign exchange and other	2	4	(13)	(7)	-	1	(7)	(6)
Balance as at end of period	$166	$394	$169	$729	$257	$364	$130	$751
Loans: Credit cards
Balance as at beginning of period	$167	$343	$-	$510	$126	$269	$-	$395
Transfer to Stage 1	66	(66)	-	-	45	(45)	-	-
Transfer to Stage 2	(14)	14	-	-	(11)	11	-	-
Transfer to Stage 3	(1)	(68)	69	-	(1)	(40)	41	-
Net remeasurement of loss allowance	(30)	163	96	229	(47)	80	47	80
Loan originations	20	-	-	20	21	-	-	21
Loan purchases	-	-	-	-	25	-	-	25
Derecognitions and maturities	(2)	(5)	-	(7)	(2)	(6)	-	(8)
Model changes	-	-	-	-	-	-	-	-
Total PCL (2)	39	38	165	242	30	-	88	118
Write-offs (3)	-	-	(179)	(179)	-	-	(104)	(104)
Recoveries of previous write-offs	-	-	27	27	-	-	23	23
Foreign exchange and other	1	2	(13)	(10)	-	1	(7)	(6)
Balance as at end of period	$207	$383	$-	$590	$156	$270	$-	$426
Loans: Business and government
Balance as at beginning of period	$913	$1,269	$520	$2,702	$751	$771	$413	$1,935
Transfer to Stage 1	203	(190)	(13)	-	51	(48)	(3)	-
Transfer to Stage 2	(55)	70	(15)	-	(42)	44	(2)	-
Transfer to Stage 3	(2)	(90)	92	-	(16)	(21)	37	-
Net remeasurement of loss allowance	(214)	314	348	448	(78)	149	30	101
Loan originations	64	-	-	64	60	3	-	63
Loan purchases	-	-	-	-	470	-	-	470
Derecognitions and maturities	(34)	(72)	-	(106)	(37)	(42)	-	(79)
Model changes	-	-	-	-	-	(1)	-	(1)
Total PCL (2)	(38)	32	412	406	408	84	62	554
Write-offs (3)	-	-	(224)	(224)	-	-	(67)	(67)
Recoveries of previous write-offs	-	-	15	15	-	-	14	14
Foreign exchange and other	9	52	(70)	(9)	3	16	(17)	2
Balance as at end of period	$884	$1,353	$653	$2,890	$1,162	$871	$405	$2,438
Total as at end of period	$1,304	$2,339	$835	$4,478	$1,652	$1,638	$543	$3,833
Comprising: Loans	$1,085	$2,118	$811	$4,014	$1,365	$1,453	$532	$3,350
Other credit instruments (4)	219	221	24	464	287	185	11	483

(1)	Includes changes in the allowance for PCI loans.
(2)	Excludes PCL on other assets of $nil million for the three months ended April 30, 2024 ($2 million for the three months ended April 30, 2023).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

(Canadian $ in millions)
For the six months ended	April 30, 2024				April 30, 2023
	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3	Total
Loans: Residential mortgages
Balance as at beginning of period	$73	$151	$10	$234	$59	$67	$16	$142
Transfer to Stage 1	53	(52)	(1)	-	39	(39)	-	-
Transfer to Stage 2	(22)	28	(6)	-	(11)	15	(4)	-
Transfer to Stage 3	-	(14)	14	-	(1)	(6)	7	-
Net remeasurement of loss allowance	(63)	107	12	56	(32)	34	-	2
Loan originations	10	-	-	10	13	-	-	13
Loan purchases	-	-	-	-	31	-	-	31
Derecognitions and maturities	(2)	(5)	-	(7)	(2)	(2)	-	(4)
Model changes	(1)	(5)	-	(6)	(19)	63	-	44
Total PCL (2)	(25)	59	19	53	18	65	3	86
Write-offs (3)	-	-	(3)	(3)	-	-	(5)	(5)
Recoveries of previous write-offs	-	-	3	3	-	-	3	3
Foreign exchange and other	(1)	(1)	(16)	(18)	-	1	(9)	(8)
Balance as at end of period	$47	$209	$13	$269	$77	$133	$8	$218
Loans: Consumer instalment and other personal
Balance as at beginning of period	$220	$434	$152	$806	$111	$304	$102	$517
Transfer to Stage 1	171	(163)	(8)	-	127	(122)	(5)	-
Transfer to Stage 2	(21)	42	(21)	-	(25)	45	(20)	-
Transfer to Stage 3	(4)	(65)	69	-	(13)	(44)	57	-
Net remeasurement of loss allowance	(151)	117	202	168	(109)	202	123	216
Loan originations	33	-	-	33	27	1	-	28
Loan purchases	-	-	-	-	179	-	-	179
Derecognitions and maturities	(7)	(16)	(11)	(34)	(13)	(14)	-	(27)
Model changes	15	46	-	61	(26)	(8)	-	(34)
Total PCL (2)	36	(39)	231	228	147	60	155	362
Write-offs (3)	-	-	(315)	(315)	-	-	(144)	(144)
Recoveries of previous write-offs	-	-	123	123	-	-	29	29
Foreign exchange and other	(90)	(1)	(22)	(113)	(1)	-	(12)	(13)
Balance as at end of period	$166	$394	$169	$729	$257	$364	$130	$751
Loans: Credit cards
Balance as at beginning of period	$188	$308	$-	$496	$115	$250	$-	$365
Transfer to Stage 1	116	(116)	-	-	85	(85)	-	-
Transfer to Stage 2	(27)	27	-	-	(20)	20	-	-
Transfer to Stage 3	(2)	(116)	118	-	(2)	(73)	75	-
Net remeasurement of loss allowance	(105)	285	162	342	(83)	170	81	168
Loan originations	37	-	-	37	39	-	-	39
Loan purchases	-	-	-	-	25	-	-	25
Derecognitions and maturities	(4)	(13)	-	(17)	(3)	(11)	-	(14)
Model changes	4	9	-	13	-	-	-	-
Total PCL (2)	19	76	280	375	41	21	156	218
Write-offs (3)	-	-	(331)	(331)	-	-	(184)	(184)
Recoveries of previous write-offs	-	-	75	75	-	-	42	42
Foreign exchange and other	-	(1)	(24)	(25)	-	(1)	(14)	(15)
Balance as at end of period	$207	$383	$-	$590	$156	$270	$-	$426
Loans: Business and government
Balance as at beginning of period	$1,043	$1,155	$533	$2,731	$746	$789	$439	$1,974
Transfer to Stage 1	387	(372)	(15)	-	138	(134)	(4)	-
Transfer to Stage 2	(174)	192	(18)	-	(72)	119	(47)	-
Transfer to Stage 3	(4)	(153)	157	-	(17)	(51)	68	-
Net remeasurement of loss allowance	(434)	609	488	663	(192)	213	108	129
Loan originations	147	8	-	155	141	3	-	144
Loan purchases	-	-	-	-	470	-	-	470
Derecognitions and maturities	(84)	(164)	(11)	(259)	(78)	(93)	-	(171)
Model changes	53	57	-	110	-	(1)	-	(1)
Total PCL (2)	(109)	177	601	669	390	56	125	571
Write-offs (3)	-	-	(444)	(444)	-	-	(143)	(143)
Recoveries of previous write-offs	-	-	90	90	-	-	25	25
Foreign exchange and other	(50)	21	(127)	(156)	26	26	(41)	11
Balance as at end of period	$884	$1,353	$653	$2,890	$1,162	$871	$405	$2,438
Total as at end of period	$1,304	$2,339	$835	$4,478	$1,652	$1,638	$543	$3,833
Comprising: Loans	$1,085	$2,118	$811	$4,014	$1,365	$1,453	$532	$3,350
Other credit instruments (4)	219	221	24	464	287	185	11	483

(1)	Includes changes in the allowance for PCI loans.
(2)	Excludes PCL on other assets of $7 million for the six months ended April 30, 2024 ($3 million for the six months ended April 30, 2023).
(3)
Generally, we continue to seek recovery on amounts that were written off during the year, unless the loan is sold, we no longer have the right to collect or we have exhausted all reasonable efforts to collect.

(4)	Other credit instruments, including off-balance sheet items, are recorded in other liabilities in our Consolidated Balance Sheet.

Purchased Loans
As part of our acquisition of Bank of the West, we identified loans purchased as either purchased performing loans or PCI loans. As at April 30, 2024, purchased performing loans recorded in our Consolidated Balance Sheet totalled $50,354 million ($68,025 million as at October 31, 2023), including a remaining fair value mark of $(1,681) million ($(2,317) million as at October 31, 2023). As at April 30, 2024, PCI loans recorded in our Consolidated Balance Sheet totalled $152 million ($219 million as at October 31, 2023), including a remaining fair value mark of $(31) million ($(61) million as at October 31, 2023).
Loans Past Due Not Impaired
Loans that are past due but not classified as impaired are loans where our customers have failed to make payments when contractually due but for which we expect the full amount of principal and interest payments to be collected, or loans which are held at fair value. The following table presents loans that are past due but not classified as impaired as at April 30, 2024 and October 31, 2023. Loans less than 30 days past due are excluded as they are not generally representative of the borrower’s ability to meet their payment obligations.

(Canadian $ in millions)		April 30, 2024			October 31, 2023
	30 to 89 days	90 days or more (1)	Total	30 to 89 days	90 days or more (1)	Total
Residential mortgages	$588	$11	$599	$707	$9	$716
Credit cards, consumer instalment and other personal	628	147	775	1,003	129	1,132
Business and government	528	17	545	826	18	844
Total	$1,744	$175	$1,919	$2,536	$156	$2,692

(1)	Fully secured loans with amounts between 90 and 180 days past due that we have not classified as impaired totalled $11 million and $10 million as at April 30, 2024 and October 31, 2023, respectively.
ECL Sensitivity and Key Economic Variables
The ECL model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The allowance for performing loans is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario. Many of the factors have a high degree of interdependency, although there is no single factor to
which loan loss allowances as a whole are sensitive.
The upside scenario as at April 30, 2024 assumes a stronger economic environment than the base case forecast, with lower unemployment rates.
As at April 30, 2024, our base case scenario depicts a relatively weak economic environment in the near-term, largely in response to higher interest rates and tighter lending conditions, and a moderate economic recovery over the medium-term as inflation is expected to ease further and lead to lower interest rates later in 2024. Our base case forecast as at October 31, 2023 broadly depicted a similar economic environment over the projection period though with generally weaker financial conditions. If we assumed a 100% weight on the base case forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $2,150 million as at April 30, 2024 ($2,625 million as at October 31, 2023), compared to the reported allowance for performing loans of $3,643 million ($3,572 million as at October 31, 2023).
Effective the current quarter, we added a fourth scenario reflecting a less severe downside which improves the continuum of economic forecasts used in the allowance estimation. As at April 30, 2024, our downside scenario assumes a significant escalation of the Ukraine war and a sharp contraction in the Canadian and U.S. economies in the near-term, followed by a relatively slow recovery. Our severe downside scenario depicts a deeper contraction in the Canadian and U.S. economies than in the downside scenario. The severe downside scenario as at October 31, 2023 broadly depicted a similar economic environment over the projection period. If we assumed a 100% severe downside economic forecast and included the impact of loan migration by restaging, with other assumptions held constant, including the application of experienced credit judgment, the allowance on performing loans would be approximately $6,550 million as at April 30, 2024 ($6,025 million as at October 31, 2023), compared to the reported allowance for performing loans of $3,643 million ($3,572 million as at October 31, 2023).
Actual results in a recession will differ as our portfolio will change through time due to migration, growth, risk mitigation actions and other factors. In addition, our allowance will reflect the four economic scenarios used in assessing the allowance, with weightings attached to each scenario often unequally and they will change through time.

The following tables show the key economic variables used to estimate the allowance on performing loans forecast over the next 12 months or lifetime measurement period. While the values disclosed below are national variables, we use regional variables in the underlying models and consider factors impacting particular industries where appropriate.

	As at April 30, 2024
	Scenarios
All figures are average annual values	Upside		Base		Downside		Severe downside
	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada	4.0%	2.7%	1.2%	2.0%	(2.6)%	1.4%	(3.9)%	1.2%
United States	4.3%	2.4%	1.9%	1.9%	(2.0)%	1.4%	(3.2)%	1.3%
Corporate BBB 10-year spread
Canada	1.3%	1.8%	1.9%	2.0%	3.5%	3.0%	4.2%	3.5%
United States	0.7%	1.6%	1.4%	1.9%	3.4%	3.1%	4.6%	3.6%
Unemployment rates
Canada	4.8%	4.3%	6.4%	5.8%	8.7%	9.2%	9.4%	10.2%
United States	3.2%	2.8%	4.1%	4.0%	6.5%	7.2%	7.6%	8.4%
Housing Price Index (2)
Canada (3)	2.4%	6.0%	(1.8)%	3.6%	(13.0)%	(0.2)%	(21.6)%	(5.0)%
United States (4)	5.3%	4.0%	2.2%	2.6%	(9.6)%	(0.8)%	(18.8)%	(4.3)%

	As at October 31, 2023
	Scenarios
All figures are average annual values			Upside		Base		Severe downside
			First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)	First 12 months	Remaining horizon (1)
Real GDP growth rates (2)
Canada			3.2%	2.6%	0.4%	1.9%	(3.9)%	1.2%
United States			4.1%	2.5%	1.4%	2.0%	(3.5)%	1.4%
Corporate BBB 10-year spread
Canada			1.7%	1.8%	2.4%	2.0%	4.2%	3.5%
United States			1.4%	1.7%	2.2%	2.1%	4.6%	3.5%
Unemployment rates
Canada			4.2%	3.7%	5.9%	5.7%	9.3%	10.1%
United States			2.9%	2.5%	4.2%	4.1%	7.5%	8.3%
Housing Price Index (2)
Canada (3)			9.9%	6.9%	5.5%	4.5%	(20.2)%	(5.0)%
United States (4)			2.7%	3.7%	(0.5)%	2.3%	(19.2)%	(4.3)%

(1)	The remaining forecast period is two years.
(2)	Real gross domestic product (GDP) and housing price index are averages of quarterly year-over-year growth rates.
(3)	In Canada, we use the Housing Price Index Benchmark Composite.
(4)	In the United States, we use the National Case-Shiller House Price Index.
The ECL approach requires the recognition of credit losses generally based on 12 months of expected losses for performing loans (Stage 1) and the recognition of lifetime expected losses for performing loans that have experienced a significant increase in credit risk since origination (Stage 2). Under our current probability-weighted scenarios, if all our performing loans were in Stage 1, our models would generate an allowance for performing loans of approximately $2,675 million ($2,800 million as at October 31, 2023), compared to the reported allowance for performing loans of $3,643 million ($3,572 million as at October 31, 2023).